Equity Capital Structure, Reverse Stock Split (Details)	May 28, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Reverse Stock Split [Abstract]
Reverse stock split	0.1
Number of outstanding common shares (in shares) | shares	89,955,848	93,519,255	13,121,238
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001